Expense Example, No Redemption - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor High Income Fund - Class M
Expense Example, No Redemption:
1 Year	$ 514
3 Years	757
5 Years	1,018
10 Years	1,764
Fidelity Advisor High Income Fund - Class C
Expense Example, No Redemption:
1 Year	195
3 Years	603
5 Years	1,037
10 Years	2,048
Fidelity Advisor High Income Fund - Class I
Expense Example, No Redemption:
1 Year	94
3 Years	293
5 Years	509
10 Years	1,131
Fidelity Advisor High Income Fund - Class Z
Expense Example, No Redemption:
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
Fidelity Advisor High Income Fund - Class A
Expense Example, No Redemption:
1 Year	514
3 Years	757
5 Years	1,018
10 Years	$ 1,764